                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketfield Asset Management, LLC
Address: 292 Madison Avenue, 14th Floor
         New York, New York 10017

Form 13F File Number: 28-13651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael C. Aronstein
Title: President
Phone: 212-514-2357

Signature, Place, and Date of Signing:


 /s/ Michael C. Aronstein       New York, New York         November 12, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       56
Form 13F Information Table Value Total: $506,573 (thousands)

List of Other Included Managers: NONE

                                                        FORM 13F
                                                    INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                 TITLE OF                VALUE   SHRS OR   SH/    PUT/   INVEST OTHER -------------------
NAME OF ISSUER                    CLASS        CUSIP   (x$1000)  PRN AMT   PRN    CALL    DISCR  MGRS   SOLE  SHARED NONE
---------------              --------------- --------- -------- -------- ------ -------- ------ ----- ------- ------ ----
ALTRIA GROUP INC             COM             02290S103     7302   304000   SH             Sole         304000
AMAZON COM INC               COM             023135106    12094    77000   SH             Sole          77000
AMERICA MOVIL SAB DE CV      SPON ADR L SHS  02364W105    10293   193000   SH             Sole         193000
AMERICAN ELEC PWR INC        COM             025537101    13767   380000   SH             Sole         380000
AT&T INC                     COM             00206R102     3146   110000   SH             Sole         110000
BAKER HUGHES INC             COM             057224107     6083   142800   SH             Sole         142800
BALDOR ELEC CO               COM             057741100     6395   158300   SH             Sole         158300
CAMPBELL SOUP CO             COM             134429109     9109   254800   SH             Sole         254800
CHIPOTLE MEXICAN GRILL INC   COM             169656105     7568    44000   SH             Sole          44000
CONTINENTAL AIRLS INC        CL B            210795308     7377   297000   SH             Sole         297000
CORNING INC                  COM             219350105     6553   358500   SH             Sole         358500
COSTCO WHSL CORP NEW         COM             22160K105     8951   138800   SH             Sole         138800
CUMMINS INC                  COM             231021106    11295   124700   SH             Sole         124700
CYPRESS SEMICONDUCTOR CORP   COM             232806109     6564   521800   SH             Sole         521800
D R HORTON INC               COM             23331A109     4248   382000   SH             Sole         382000
DEERE & CO                   COM             244199105    10076   144400   SH             Sole         144400
DISNEY WALT CO               COM DISNEY      254687106    11956   361200   SH             Sole         361200
DOMINION RES INC VA NEW      COM             25746U109    13329   305300   SH             Sole         305300
DU PONT E I DE NEMOURS & CO  COM             263534109    10963   245700   SH             Sole         245700
DUKE ENERGY CORP NEW         COM             26441C105    13477   761000   SH             Sole         761000
EATON CORP                   COM             278058102     7432    90100   SH             Sole          90100
FORD MTR CO DEL              COM PAR $0.01   345370860    10025   819000   SH             Sole         819000
GARDNER DENVER INC           COM             365558105     6962   129700   SH             Sole         129700
GOOGLE INC                   CL A            38259P508    13408    25500   SH             Sole          25500
GRAINGER W W INC             COM             384802104    14508   121800   SH             Sole         121800
GRUBB & ELLIS CO             COM PAR $0.01   400095204     2147  1789000   SH             Sole        1789000
HEINZ H J CO                 COM             423074103     9308   196500   SH             Sole         196500
HOME DEPOT INC               COM             437076102     8934   282000   SH             Sole         282000
HONDA MOTOR LTD              AMERN SHS       438128308     6043   169800   SH             Sole         169800
HUNT J B TRANS SVCS INC      COM             445658107     6041   174100   SH             Sole         174100
INTERNATIONAL BUSINESS MACHS COM             459200101    12327    91900   SH             Sole          91900
INTUIT                       COM             461202103    12924   295000   SH             Sole         295000
ISHARES INC                  MSCI MEX INVEST 464286822    10121   191000   SH             Sole         191000
ISHARES TR                   TRANSP AVE IDX  464287192    17963   220000   SH             Sole         220000
JETBLUE AIRWAYS CORP         COM             477143101     6685   999300   SH             Sole         999300
KIMBERLY CLARK CORP          COM             494368103    13615   209300   SH             Sole         209300
KKR FINANCIAL HLDGS LLC      COM             48248A306     5711   650500   SH             Sole         650500
LANDSTAR SYS INC             COM             515098101     6411   166000   SH             Sole         166000
MARKET VECTORS ETF TR        AGRIBUS ETF     57060U605     8909   194300   SH             Sole         194300
MCDONALDS CORP               COM             580135101     7049    94600   SH             Sole          94600
NEXTERA ENERGY INC           COM             65339F101    13462   247500   SH             Sole         247500
OLD DOMINION FGHT LINES INC  COM             679580100     7306   287400   SH             Sole         287400
PROCTER & GAMBLE CO          COM             742718109     5805    96800   SH             Sole          96800
RYLAND GROUP INC             COM             783764103     2688   150000   SH             Sole         150000
SAP AG                       SPON ADR        803054204     7091   143800   SH             Sole         143800
SOUTHERN CO                  COM             842587107    14133   379500   SH             Sole         379500
SPDR SERIES TRUST            S&P HOMEBUILD   78464A888     6875   435100   SH             Sole         435100
SPDR SERIES TRUST            S&P RETAIL ETF  78464A714    27601   660000   SH             Sole         660000
ST JOE CO                    COM             790148100     6964   280000   SH             Sole         280000
STANDARD PAC CORP NEW        COM             85375C101     5177  1304100   SH             Sole        1304100
SUNOCO INC                   COM             86764P109    11556   316600   SH             Sole         316600
THOMPSON CREEK METALS CO INC COM             884768102     6905   640500   SH             Sole         640500
TOLL BROTHERS INC            COM             889478103     4291   225600   SH             Sole         225600
U S AIRWAYS GROUP INC        COM             90341W108     6620   715650   SH             Sole         715650
WEYERHAEUSER CO              COM             962166104     6951   441083   SH             Sole         441083
WHOLE FOODS MKT INC          COM             966837106     6079   163800   SH             Sole         163800